Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies (Textual)
Income tax benefit, percentage		50.00%
Severance expenses	$ 64,261	$ 40,568	$ 44,511
Severance pay, percentage		8.33%
Allowance for doubtful accounts amounted	0	$ 272,000
Impairment charge	$ 161,381
Warrant [Member]
Significant Accounting Policies (Textual)
Anti-dilutive total number of shares outstanding diluted loss per share	98,435,325	4,879,701	2,834,410
Equity Option [Member]
Significant Accounting Policies (Textual)
Anti-dilutive total number of shares outstanding diluted loss per share	1,714,039	1,429,713	836,514